PARENT COMPANY FINANCIAL DATA (FY)	12 Months Ended
Dec. 31, 2017
PARENT COMPANY FINANCIAL DATA [Abstract]
PARENT COMPANY FINANCIAL DATA
NOTE R – PARENT COMPANY FINANCIAL DATA

The following is a summary of the condensed financial statements of Carolina Trust BancShares, Inc.:

Condensed Balance Sheets

	December 31, 2017	December 31, 2016
Dollars in thousands
Assets
Cash and demand deposits	$263	$779
Investment in bank subsidiary	38,018	37,897
Other assets	667	12
Total assets	38,948	38,688

Liabilities and shareholders’ equity
Long term subordinated debt	9,676	9,605
Other liabilities	153	50
Total liabilities	9,829	9,655

Shareholders’ equity	29,119	29,033
Total liabilities and shareholders’ equity	$38,948	$38,688

Condensed Statements of Operations

	December 31, 2017	December 31, 2016
Dollars in thousands
Income:
Dividends from subsidiary	$718	$125
Total income	718	125

Expense
Interest expense	759	166
Other operating expense	390	164
Total expense	1,149	330
Loss before income taxes and equity in undistributed earnings Of subsidiary	(431)	(205)
Income tax benefit	(383)	(121)
Loss before equity in undistributed earnings of subsidiary	(48)	(84)
Equity in undistributed earnings of subsidiaries	452	1,425
Net income	404	1,341
Net income attributable to non-controlling interests	-	222
Net income available to common shareholders	$404	$1,119

Condensed Statements of Cash Flow

	December 31, 2017	December 31, 2016
Dollars in thousands
Cash flows from operating activities
Net income	$404	$1,341
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiary	(452)	(1,425)
Accretion of long term subordinated debt issuance costs	71	15
Increase in other assets	(656)	(12)
Increase in other liabilities	103	67
Net cash used in operating activities	(530)	(14)

Cash flows from investing activities
Investment in subsidiary	-	(8,800)
Net cash used in investing activities	-	(8,800)

Cash flows from financing activities
Net proceeds from issuance of common stock	14	3
Issuance of long-term subordinated debt	-	9,590
Net cash provided by financing activities	14	9,593
Net increase in cash and cash equivalents	(516)	779
Cash and cash equivalents at beginning of year	779	-
Cash and cash equivalents at end of year	$263	$779

The share exchange of all of the Bank’s common stock for the Company’s common stock on August 16, 2016 was a non-cash investment in the Bank by the Company.